NOTES PAYABLE (Note and Warrant Purchase Agreement) (Narrative) (Details) - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Jan. 19, 2016	Sep. 30, 2015	Aug. 24, 2015	Oct. 17, 2014
Debt Instrument [Line Items]
Fair value of warrants	$ 1,933			$ 106,967
Accrued interest	68,639	$ 61,694		$ 50,138
Note and Warrant Purchase Agreement [Member]
Debt Instrument [Line Items]
Amount of note payable	250,000					$ 500,000
Interest rate on note						8.00%
Warrants issued in connection with notes			471,429		4,714,286	882,352
Exercise price of warrants			$ 0.051		$ 0.07
Fair value of warrants			$ 16,775
Accrued interest	1,205
Note was reduced by an additional and related accrued interest payments	$ 150,000